Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

(3) Related Party Transactions

During the year ended December 31, 2021, the Company issued 26,573 shares to an executive as a signing bonus. The Company also issued 53,144 signing shares and 104,093 restricted shares to directors.

During the year ended December 31, 2022, the Company issued 182,540 shares of restricted stock and 522,462 stock options to executives. Included in these amounts are 75,893 shares of stock and 125,951 stock options granted to two former executives for which vesting was accelerated upon their termination. The Company also granted a total of 776,761 restricted shares to directors during the year ended December 31, 2022. The aforementioned grants were made pursuant to the Company’s 2020 Incentive Compensation Plan.

The Company entered into a consulting agreement, dated November 18, 2020, with Balance Labs, Inc. Pursuant to the Consulting Agreement, Balance Labs provided consulting services including assisting with the Company’s IPO and assisting with introductions to, and assistance with, negotiating and entering agreements with potential fleet, residential, marine, and corporate customers that Balance Labs has relationships with. Balance Labs also assisted with the Company’s expansion efforts. Under the Consulting Agreement, in payment of services that Balance Labs had already provided, the Company issued Balance Labs 265,728 shares of its common stock in November 2020. Upon the completion of the Company’s IPO, the Company made a one-time payment of $200,000 to Balance Labs. During the first year of the term of the Consulting Agreement, the Company paid Balance Labs $25,000 per month. In the second year of the agreement, the payment decreased to $22,500 per month. On November 18, 2021, and each anniversary of the initial term and the renewal terms the Company will issue Balance Labs 132,905 shares of its common stock. The term of the Consulting Agreement is for two years and expired on November 18, 2022, without being renewed. The President, CEO, CFO and Chairman of the Board of Balance Labs is also the former president of the Company and beneficially owns approximately 26% of the Company’s common stock as of December 31, 2022.

The Company is party to a technology license agreement with Fuel Butler LLC, which is owned 20% by a former executive of the Company. See Note 5.